Accounting principles and methods used - Summary of impacts of first application of IFRS 16 on opening balance sheet (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]	Dec. 31, 2016
ASSETS
Intangible assets	€ 43		€ 29	€ 123
Right-of-use assets related to leases	20,589
Property, plant, and equipment	22,270		20,219	17,808	€ 12,482
Other non-current assets	16,488		6,033	3,012
Total non-current assets	59,390		26,281	20,942
Total current assets	182,086		145,468	156,865
TOTAL ASSETS	241,476		171,749	177,807
Shareholders' equity
Total shareholders' equity	171,563		121,286	129,923	242,849
Non-Current liabilities
Long-term financial debt	721		1,278	1,825
Long-term lease debt	19,579
Non-current provisions	1,474		1,536	1,260	€ 853
Other non-current liabilities	71		4,105	8,869
Total non-current liabilities	21,845		6,919	11,954
Current liabilities
Short-term financial debt	577		1,201	2,325
Short-term lease debt	3,282		0
Current provisions	644		1,270	913
Supplier accounts payable	21,368		28,567	16,941
Other current liabilities	22,197		12,506	15,751
Total current liabilities	48,068		43,543	35,930
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 241,476		€ 171,749	€ 177,807
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS16 [member]
ASSETS
Right-of-use assets related to leases		€ 23,792
Total non-current assets		23,792
TOTAL ASSETS		23,792
Non-Current liabilities
Long-term lease debt		22,682
Other non-current liabilities		(1,546)
Total non-current liabilities		21,136
Current liabilities
Short-term lease debt		2,973
Other current liabilities		(317)
Total current liabilities		2,656
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		23,792
After IFRS16 adoption [member]
ASSETS
Intangible assets		29
Right-of-use assets related to leases		23,792
Property, plant, and equipment		20,219
Other non-current assets		6,033
Total non-current assets		50,074
Total current assets		145,468
TOTAL ASSETS		195,542
Shareholders' equity
Total shareholders' equity		121,286
Non-Current liabilities
Long-term financial debt		1,278
Long-term lease debt		22,682
Non-current provisions		1,536
Other non-current liabilities		2,559
Total non-current liabilities		28,055
Current liabilities
Short-term financial debt		1,201
Short-term lease debt		2,973
Current provisions		1,270
Supplier accounts payable		28,567
Other current liabilities		12,189
Total current liabilities		46,200
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		€ 195,542

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.